Note 13 - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	€ 239	€ 267
Commercial mortgage-backed securities	[1]	15	18
Mortgage and other asset-backed securities	[1]	20	13
Corporate, sovereign and other debt securities	[1]	204	236
Equity securities	[1]	114	94
Derivatives [Abstract]
Credit	[1]	218	163
Equity	[1]	70	105
Interest related	[1]	605	409
Foreign exchange	[1]	37	34
Other	[1]	59	98
Loans [Abstract]
Loans	[1]	618	570
Other	[1]	0	0
Total	[1]	1,959	1,739
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	274	256
Commercial mortgage-backed securities	[1]	20	15
Mortgage and other asset-backed securities	[1]	26	9
Corporate, sovereign and other debt securities	[1]	228	233
Equity securities	[1]	80	65
Derivatives [Abstract]
Credit	[1]	125	109
Equity	[1]	63	100
Interest related	[1]	217	232
Foreign exchange	[1]	30	31
Other	[1]	110	82
Loans [Abstract]
Loans	[1]	459	340
Other	[1]	0	0
Total	[1]	€ 1,357	€ 1,215

[1]	[1] Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.